Allowance for Loan Losses (Narrative) (Detail) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and written loan commitments at fair value under the fair value option	$ 985,411,000	$ 841,862,000
Loan held for sale	10,381,000	8,271,000
Loans and leases, loans guaranteed by agencies of U.S. Government	106,460,000	104,040,000
Unfunded Loan Commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 400,000	$ 400,000